Shareholders equity - Summary of Share Capital (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Oct. 23, 2025	Jan. 14, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Treasury shares			4,200,000
Total		2,100,000,000
Common shares [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	99.82%
Percentage of treasury shares	0.18%
Percentage of shares issued	100.00%
Total of shares	3,959,428,597
Treasury shares	7,142,335			3,747,965
Total	3,966,570,932
Common shares [member] | Free float [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	45.82%
Total of shares	1,817,700,638
Common shares [member] | Aguassanta Holdings (Controller) [Member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	16.95%
Total of shares	672,312,930
Common shares [member] | Controlling Group [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	36.56%
Total of shares	1,450,000,000
Common shares [member] | Aguassanta [Member]
Disclosure of classes of share capital [line items]
Total of shares	150,000,000
Common shares [member] | Other Investors [Member]
Disclosure of classes of share capital [line items]
Total of shares	1,300,000,000
Common shares [member] | Board of Directors [Member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	0.49%
Total of shares	19,415,029